Property, plant and equipment, Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Property, plant and equipment [Abstract]
Balance, beginning of period	$ 2,777,622
Balance, end of period	2,607,562		$ 2,777,622
Cost [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	3,917,717		4,025,758
Additions (Note 9)	72,238	[1]	196,244
Disposal of vessels (Note 9)	(80,235)	[2]	(296,345)
Write off on completion of dry docking cycle	(19,206)		(7,940)
Balance, end of period	3,890,514		3,917,717
Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	1,140,095		1,149,195
Depreciation charge	214,308		209,727
Disposal of vessels (Note 9)	(52,245)	[2]	(210,887)
Write off on completion of dry docking cycle	(19,206)		(7,940)
Balance, end of period	1,282,952		1,140,095
Vessels [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	2,673,938
Balance, end of period	2,521,223		2,673,938
Vessels [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	3,573,265		3,698,658
Additions (Note 9)	12,514	[1]	158,435
Disposal of vessels (Note 9)	(75,400)	[2]	(283,828)
Write off on completion of dry docking cycle	0		0
Balance, end of period	3,510,379		3,573,265
Vessels [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	899,327		970,339
Depreciation charge	139,048		135,469
Disposal of vessels (Note 9)	(49,219)	[2]	(206,481)
Write off on completion of dry docking cycle	0		0
Balance, end of period	989,156		899,327
Dry Docking and Scrubbers [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	68,159
Balance, end of period	66,945		68,159
Dry Docking and Scrubbers [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	143,375		138,001
Additions (Note 9)	36,230	[1]	25,831
Disposal of vessels (Note 9)	(3,555)	[2]	(12,517)
Write off on completion of dry docking cycle	(19,206)		(7,940)
Balance, end of period	156,844		143,375
Dry Docking and Scrubbers [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	75,216		58,791
Depreciation charge	35,635		28,771
Disposal of vessels (Note 9)	(1,746)	[2]	(4,406)
Write off on completion of dry docking cycle	(19,206)		(7,940)
Balance, end of period	89,899		75,216
Right-of-use assets - Vessels [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	34,561
Balance, end of period	18,661		34,561
Right-of-use assets - Vessels [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	199,582		187,730
Additions (Note 9)	23,411	[1]	11,852
Disposal of vessels (Note 9)	(1,280)	[2]	0
Write off on completion of dry docking cycle	0		0
Balance, end of period	221,713		199,582
Right-of-use assets - Vessels [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	165,021		119,826
Depreciation charge	39,311		45,195
Disposal of vessels (Note 9)	(1,280)	[2]	0
Write off on completion of dry docking cycle	0		0
Balance, end of period	203,052		165,021
Other [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	964
Balance, end of period	733		964
Other [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	1,495		1,369
Additions (Note 9)	83	[1]	126
Disposal of vessels (Note 9)	0	[2]	0
Write off on completion of dry docking cycle	0		0
Balance, end of period	1,578		1,495
Other [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	531		239
Depreciation charge	314		292
Disposal of vessels (Note 9)	0	[2]	0
Write off on completion of dry docking cycle	0
Balance, end of period	$ 845		$ 531

[1]	The Group acquired two IMO II Handy, one IMO II MR and one LR1 vessel from external parties. The newly acquired IMO II Handy vessels were financed under the US$303 million revolving credit facility, for which there were no drawdowns in the financial year ended 31 December 2023. The remaining vessels are unencumbered.
[2]	The Group disposed of six LR1 vessels.